Investments (Schedule of Unrealized Loss of Securities) (Details) - Fixed Maturities	Sep. 30, 2020 USD ($) security	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security
Estimated Fair Value, Total	$ 145,919,782	$ 46,788,419	$ 17,066,628
Gross Unrealized Loss, Total	$ 6,288,863	$ 597,848	$ 1,842,919
Number of Securities, Total | security	109	72	114
U.S. government obligations
Estimated Fair Value, Less than 12 months	$ 35,073	$ 1,518,772	$ 7,862
Gross Unrealized Loss, Less than 12 months	$ 311	$ 14,935	$ 430
Number of Securities, Less than 12 months | security	1	9	1
Estimated Fair value, Greater than 12 months	$ 157,752	$ 353,834	$ 1,785,949
Gross Unrealized Loss, Greater than 12 months	$ 6,401	$ 2,624	$ 116,682
Number of Securities, Greater than 12 months | security	4	2	10
Asset-backed Securities
Estimated Fair Value, Less than 12 months	$ 112,190,271	$ 39,114,732
Gross Unrealized Loss, Less than 12 months	$ 5,122,847	$ 404,752
Number of Securities, Less than 12 months | security	66	26
Estimated Fair value, Greater than 12 months	$ 10,592,569
Gross Unrealized Loss, Greater than 12 months	$ 259,565
Number of Securities, Greater than 12 months | security	5
Mortgage Backed Securities
Estimated Fair Value, Less than 12 months	$ 22,828	$ 160,010
Gross Unrealized Loss, Less than 12 months	$ 179	$ 4,844
Number of Securities, Less than 12 months | security	1	4
Estimated Fair value, Greater than 12 months		$ 638,598	$ 1,004,052
Gross Unrealized Loss, Greater than 12 months		$ 16,226	$ 64,925
Number of Securities, Greater than 12 months | security		14	19
States and Political Subdivisions General Obligations [Member]
Estimated Fair value, Greater than 12 months			$ 263,183
Gross Unrealized Loss, Greater than 12 months			$ 2,289
Number of Securities, Greater than 12 months | security			2
States and Political Subdivisions Special Revenue [Member]
Estimated Fair Value, Less than 12 months	$ 1,168,610
Gross Unrealized Loss, Less than 12 months	$ 4,930
Number of Securities, Less than 12 months | security	3
Estimated Fair value, Greater than 12 months			$ 25,173
Gross Unrealized Loss, Greater than 12 months			$ 58
Number of Securities, Greater than 12 months | security			1
Trust preferred
Estimated Fair Value, Less than 12 months	$ 2,162,960
Gross Unrealized Loss, Less than 12 months	$ 55,183
Number of Securities, Less than 12 months | security	1
Corporate
Estimated Fair Value, Less than 12 months	$ 19,005,716	$ 2,800,815	$ 3,351,664
Gross Unrealized Loss, Less than 12 months	$ 666,972	$ 13,618	$ 315,617
Number of Securities, Less than 12 months | security	24	4	23
Estimated Fair value, Greater than 12 months	$ 584,003	$ 2,201,658	$ 10,628,745
Gross Unrealized Loss, Greater than 12 months	$ 172,475	$ 140,849	$ 1,342,918
Number of Securities, Greater than 12 months | security	4	13	58